Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

	2015	2014
	(In millions)
Asset retirement obligation at beginning of year	$2,952	$3,222
Liabilities incurred	68	171
Liabilities divested	(490)	(471)
Liabilities settled	(90)	(146)
Accretion expense	158	181
Revisions in estimated liabilities	—	128
Liabilities held for sale (1)	—	(133)
Asset retirement obligation at end of year	2,598	2,952
Less current portion	(36)	(37)
Asset retirement obligation, long-term	$2,562	$2,915